Subsequent Events (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended							9 Months Ended	1 Months Ended
	Nov. 16, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 25, 2012	Dec. 31, 2011 Revolving credit facility [Member]	Dec. 31, 2011 Senior subordinated notes [Member]	Jun. 15, 2009 Senior subordinated notes [Member]	Sep. 30, 2012 Subsequent Event [Member]	Oct. 25, 2012 Subsequent Event [Member] Revolving credit facility [Member]	Oct. 25, 2012 Subsequent Event [Member] Senior Secured Notes 2020 [Member]	Oct. 25, 2012 Subsequent Event [Member] Senior subordinated notes [Member]	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]
Subsequent Events (Textual) [Abstract]
Restructuring charges		$ 8	$ 7	$ 32	$ 21	$ 33	$ 23	$ 23
Issuance of Senior Discount PIK Note											500	118			1,100
Aggregate principal amount of the Euro Fixed-Rate Notes																200
Loss on extinguishment of debt				(6)	0	7	(78)	179					51
Line of credit facility new borrowing capacity														270
Line of Credit Facility, increase, additional borrowings														30
Maximum borrowing capacity						160				300				300			300	300
Irrevocably deposit with the trustee									$ 219
Percentage of senior secured second lien notes									12.50%
Percentage of Redemption Price									103.125%
Percentage of Maximum senior secured leverage ratio before amendment	4.25%
Percentage of Maximum senior secured leverage ratio after amendment	5.25%
Revolving loans	6.00%
Revolving credit facility	4.00%
Effective date of the Credit Agreement Amendment	60 days